Deposits Non-current	12 Months Ended
Jun. 30, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Deposits Non-current	11. DEPOSITS non - current
	2018	2017
	$'000	$'000
Other	125	59
	125	59